REVENUE AND SEGMENT REPORTING - Schedule of Disaggregated Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from External Customer [Line Items]
Total sales	$ 13,968	$ 3,771
Pharmacy and hardware sales
Revenue from External Customer [Line Items]
Total sales	10,596	3,385
Retail pharmacy revenue
Revenue from External Customer [Line Items]
Total sales	7,728	3,227
Lease revenue
Revenue from External Customer [Line Items]
Total sales	467	158
Hardware
Revenue from External Customer [Line Items]
Total sales	2,401	0
Service sales
Revenue from External Customer [Line Items]
Total sales	3,372	386
Software integration
Revenue from External Customer [Line Items]
Total sales	3,168	0
Software
Revenue from External Customer [Line Items]
Total sales	44	208
Maintenance and support
Revenue from External Customer [Line Items]
Total sales	58	93
Professional services and other
Revenue from External Customer [Line Items]
Total sales	47	75
Installation
Revenue from External Customer [Line Items]
Total sales	$ 55	$ 10